Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data	Total		Ordinary Share	Additional Paid-in Capital	Retained Earnings		Accumulated Other Comprehensive Income	Treasury Stock	Total Shareholders Equity		Noncontrolling Interest
Balance at Dec. 31, 2010	$ 966,603		$ 15	$ 466,613	$ 434,143		$ 65,830		$ 966,601		$ 2
Balance (in shares) at Dec. 31, 2010			114,619,759
Net income	166,925				166,629				166,629		296
Non-controlling interests arising from acquisition of subsidiaries	7,847										7,847
Dividends declared ($0.50 in 2013, $0.40 in 2012 and $0.30 in 2011 per share)	(34,522)	[1]			(34,522)	[1]			(34,522)	[1]
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (shares)			1,109,276
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	7,121			7,121					7,121
Share-based compensation	12,580			12,580					12,580
Foreign currency translation adjustments	34,310						34,309		34,309		1
Purchase of treasury stock (in shares)			(387,454)
Purchase of treasury stock	(10,160)							(10,160)	(10,160)
Others	731				(66)				(66)		797
Balance at Dec. 31, 2011	1,151,435		15	486,314	566,184		100,139	(10,160)	1,142,492		8,943
Balance (in shares) at Dec. 31, 2011			115,341,581
Net income	182,282				180,209				180,209		2,073
Non-controlling interests arising from acquisition of subsidiaries	34,124										34,124
Dividends declared ($0.50 in 2013, $0.40 in 2012 and $0.30 in 2011 per share)	(46,401)	[1]			(46,401)	[1]			(46,401)	[1]
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (shares)			2,092,950
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	24,593			24,593					24,593
Share-based compensation	14,156			14,156					14,156
Foreign currency translation adjustments	16,420						16,417		16,417		3
Reissuance of treasury stock in relation to exercise of options/issuance of restricted shares				(10,160)				10,160
Others	506			(623)					(623)		1,129
Balance at Dec. 31, 2012	1,377,115		15	514,280	699,992		116,556		1,330,843		46,272
Balance (in shares) at Dec. 31, 2012			117,434,531
Net income	230,547				224,754				224,754		5,793
Non-controlling interests arising from acquisition of subsidiaries	7,083										7,083
Dividends declared ($0.50 in 2013, $0.40 in 2012 and $0.30 in 2011 per share)	(59,070)	[1]			(59,070)	[1]			(59,070)	[1]
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (shares)			2,005,570
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	16,091			16,091					16,091
Share-based compensation	14,823			14,823					14,823
Foreign currency translation adjustments	33,938						33,876		33,876		62
Purchase of treasury stock (in shares)			(1,111,664)
Purchase of treasury stock	(42,369)							(42,369)	(42,369)
Retirement of treasury stock				(23,577)				23,577
Balance at Dec. 31, 2013	$ 1,578,158		$ 15	$ 521,617	$ 865,676		$ 150,432	$ (18,792)	$ 1,518,948		$ 59,210
Balance (in shares) at Dec. 31, 2013			118,328,437

[1]	The Company declared a cash dividend of $0.3, $0.4 and $0.5 per each Class A ordinary share and each Class B ordinary share for the years ended December 31, 2011, 2012 and 2013, respectively.